Borrowings - Senior Secured Term Loan Facility Due September 2018 (Details) - Senior Secured Term Loan Facility - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2014	Jul. 18, 2014
USD denominated term loan due September 2018
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 1.0
USD denominated term loan due September 2018 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate	3.50%
USD denominated term loan due September 2018 | Base rate
Debt Instrument [Line Items]
Basis spread on variable rate	2.50%
USD denominated old term loan due September 2018 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate	4.00%
USD denominated old term loan due September 2018 | Base rate
Debt Instrument [Line Items]
Basis spread on variable rate	3.00%